Loss Per Share	12 Months Ended
Dec. 31, 2025
Loss Per Share [Abstract]
LOSS PER SHARE

Note 17 — LOSS PER SHARE

Basic and diluted loss per ordinary share is computed using the weighted average number of ordinary shares outstanding during the year. The effects of all outstanding convertible redeemable preferred shares were excluded from the computation of diluted loss per share in each of the applicable years as their effects would be anti-dilutive during the respective year.

Basic and diluted loss per share for each of the years presented were calculated as follows:

	For the Years Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Numerator:
Net loss	(36,949,421)	(37,365,434)	(130,931,921)	(18,723,015)
Accretion to redemption value of mezzanine equity	(108,440,354)	(105,969,614)	(81,648,716)	(11,675,611)
Less: Net income attributable to noncontrolling interests	1,057	25,878	(1,520)	(217)
Net loss attributable to the Pomdoctor Limited’s ordinary shareholders	(145,390,832)	(143,360,926)	(212,579,117)	(30,398,409)

Denominator:
Weighted average number of shares outstanding – basic	6,310,198	6,310,198	9,680,622	9,680,622
Weighted average number of shares outstanding – diluted	6,310,198	6,310,198	9,680,622	9,680,622

Loss per share – Basic:	(23.04)	(22.72)	(21.96)	(3.14)

Loss per share – Diluted:	(23.04)	(22.72)	(21.96)	(3.14)